UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	             		 Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2011
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   August 4, 2011


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $26760
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      617     6501 SH       SOLE                     6501
A.J. Gallagher                 COM              363576109      271     9505 SH       SOLE                     9505
AT&T                           COM              00206R102      380    12100 SH       SOLE                    12100
Abbott Laboratories            COM              002824100      312     5925 SH       SOLE                     5925
Altria Group                   COM              02209S103      260     9845 SH       SOLE                     9845
American Express               COM              025816109      208     4025 SH       SOLE                     4025
Amgen Inc.                     COM              031162100      267     4580 SH       SOLE                     4580
Auto. Data Processing          COM              053015103      252     4775 SH       SOLE                     4775
Avon Products Inc.             COM              054303102      211     7530 SH       SOLE                     7530
BHP Billiton Ltd.              COM              088606108      444     4695 SH       SOLE                     4695
Baxter International           COM              071813109      260     4360 SH       SOLE                     4360
Bristol-Myers-Squibb           COM              110122108      260     8980 SH       SOLE                     8980
Brown-Forman Cl. B             COM              115637209      293     3918 SH       SOLE                     3918
CB Richard Ellis Group         COM              12497T101      565    22510 SH       SOLE                    22510
CSX Corp.                      COM              126408103      564    21525 SH       SOLE                    21525
CVS Caremark Corp.             COM              126650100      474    12602 SH       SOLE                    12602
Caterpillar                    COM              149123101      440     4137 SH       SOLE                     4137
CenturyLink                    COM              156700106      308     7630 SH       SOLE                     7630
Chevron Corp.                  COM              166764100      290     2820 SH       SOLE                     2820
Cinemark Hldgs.                COM              17243V102      301    14550 SH       SOLE                    14550
Cisco Systems Inc.             COM              17275R102      229    14695 SH       SOLE                    14695
Citigroup, Inc.                COM              172967101      257     6166 SH       SOLE                     6166
Clorox Co.                     COM              189054109      303     4500 SH       SOLE                     4500
ConocoPhillips                 COM              20825C104      550     7319 SH       SOLE                     7319
Disney Walt Co.                COM              254687106      387     9910 SH       SOLE                     9910
DuPont (E.I.)                  COM              263534109      779    14412 SH       SOLE                    14412
Exxon Mobil Corp.              COM              30231G102     1416    17398 SH       SOLE                    17398
Frontier Commun.               COM              35906A108      270    33475 SH       SOLE                    33475
General Electric               COM              369604103      419    22222 SH       SOLE                    22222
Genuine Parts Co.              COM              372460105      292     5365 SH       SOLE                     5365
Gruma S.A.B. de C.V.           COM              400131306      140    16980 SH       SOLE                    16980
Heinz (H.J.)                   COM              423074103      488     9165 SH       SOLE                     9165
Hewlett-Packard Co.            COM              428236103      302     8293 SH       SOLE                     8293
Home Depot Inc.                COM              437076102      405    11183 SH       SOLE                    11183
Int'l Business Machines        COM              459200101      360     2100 SH       SOLE                     2100
Intel Corp.                    COM              458140100      364    16434 SH       SOLE                    16434
Johnson & Johnson              COM              478160104      883    13275 SH       SOLE                    13275
Manitowoc Co.                  COM              563571108      399    23700 SH       SOLE                    23700
Marsh & McLennan               COM              571748102      324    10375 SH       SOLE                    10375
Mattel Inc.                    COM              577081102      250     9085 SH       SOLE                     9085
McDonalds Corp                 COM              580135101      414     4906 SH       SOLE                     4906
Merck & Co. Inc.               COM              58933Y105      295     8373 SH       SOLE                     8373
Mercury General                COM              589400100      293     7420 SH       SOLE                     7420
Met-Pro Corp.                  COM              590876306      168    14758 SH       SOLE                    14758
Microsoft Corp.                COM              594918104      289    11125 SH       SOLE                    11125
NY Cmnty Bancorp               COM              649445103      301    20105 SH       SOLE                    20105
Nabors Industries              COM              G6359F103      336    13653 SH       SOLE                    13653
Oracle Corp.                   COM              68389X105      365    11080 SH       SOLE                    11080
Paychex Inc                    COM              704326107      265     8630 SH       SOLE                     8630
PepsiCo Inc.                   COM              713448108      802    11384 SH       SOLE                    11384
Pfizer Inc.                    COM              717081103      768    37297 SH       SOLE                    37297
Philip Morris Intl.            COM              718172109      484     7250 SH       SOLE                     7250
Procter & Gamble               COM              742718109      867    13640 SH       SOLE                    13640
QUALCOMM Inc.                  COM              747525103      537     9462 SH       SOLE                     9462
Royal Dutch Shell 'A'          COM              780259206      235     3300 SH       SOLE                     3300
Schlumberger Ltd.              COM              806857108      461     5341 SH       SOLE                     5341
Spectra Energy                 COM              847560109      391    14270 SH       SOLE                    14270
Target Corp.                   COM              87612E106      284     6060 SH       SOLE                     6060
Teva Pharmaceutical            COM              881624209      265     5500 SH       SOLE                     5500
Union Pacific Corp.            COM              907818108      224     2149 SH       SOLE                     2149
United Technologies            COM              913017109      741     8370 SH       SOLE                     8370
Wal-Mart Stores                COM              931142103      362     6810 SH       SOLE                     6810
Wells Fargo & Co.              COM              949746101      408    14528 SH       SOLE                    14528
Xstrata plc                    COM              98418K105      116    26370 SH       SOLE                    26370
iShr MSCI EAFE                 COM              464287465      291     4835 SH       SOLE                     4835
iShr MSCI Emerging Mkts        COM              464287234      382     8025 SH       SOLE                     8025
iShr MSCI Pacific Ex Japan     COM              464286665      317     6655 SH       SOLE                     6655
AngloGold Ashanti                               03512Q206      301     6035 SH       SOLE                     6035